Summary of significant accounting policies (Policies)	6 Months Ended	11 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Use of estimates
Use of estimates

The preparation of the consolidated financial statements requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, revenue recognition and the accrual of research and development expenses. Although these estimates are based on management’s best knowledge of the amount, event or actions, actual results may ultimately differ from those estimates.

Basis of consolidation		Basis of consolidation The consolidated financial statements includes accounts of the Group and its wholly owned subsidiaries. Intercompany balances and transactions are eliminated.
Foreign currency translation		Foreign currency translationThe financial results of the Group's activities are reported in U.S. dollars (“USD”). The statement of comprehensive income of foreign subsidiaries whose functional currencies are other than USD are translated into USD using average exchange rates for the period. The net assets of foreign subsidiaries whose functional currencies are other than USD are translated into USD using exchange rates as of the balance sheet date. The effects that arise from translating these subsidiaries at changing rates are recorded as a component of accumulated other comprehensive income (loss) within shareholders' equity (deficit).
Revenue recognition
Revenue recognition

Effective January 1, 2018, the Group adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”), using the full retrospective method. Under this method, results for reporting periods beginning after January 1, 2017 are presented in accordance with ASC 606. This standard applies to all contracts with customers, except for contracts that are within the scope of other standards.
We enter into out-licensing agreements within the scope of ASC 606, Revenue from Contracts with Customers, under which we license certain rights to our product candidates to third parties. Such agreements may include the transfer of intellectual property rights in the form of licenses, transfer of technological know-how, delivery of drug substances, research and development services, and participation on certain committees with the counterparty. Payments made by the customers may include one or more of the following: non-refundable, up-front license fees; development, regulatory, and commercial milestone payments; payments for manufacturing supply services we provide through our contract manufacturers; and royalties on net sales of licensed products if they are successfully approved and commercialized. Each of these payments may result in license, collaboration, or other revenue, except revenue from royalties on net sales of licensed products, which would be classified as royalty revenue.

In determining the appropriate amount of revenue to be recognized as we fulfill our obligations under each of our out-licensing agreements, we perform the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) we satisfy each performance obligation. At contract inception, once the contract is determined to be within the scope of ASC 606, we assess the goods or services promised within each contract and determine those that are performance obligations and assess whether each promised good or service is distinct. We then recognize as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. As part of the accounting for these arrangements, the Group must use significant judgment to determine: (a) the performance obligations based on the determination under step (ii) above; (b) the transaction price under step (iii) above; and (c) the standalone selling price for each performance obligation identified in the contract for the allocation of transaction price in step (iv) above. The Group also uses judgment to determine whether milestone payments or other variable consideration, except for royalties and sales-based milestones, should be included in the transaction price, as described below. The transaction price is allocated to each performance obligation based on the relative standalone selling price of each performance obligation in the contract, and the Group recognizes revenue based on those amounts when, or as, the performance obligations under the contract are satisfied.

Exclusive Licenses

If the license to the Group’s intellectual property is determined to be distinct from the other promises or performance obligations identified in the arrangement, the Group recognizes revenue from nonrefundable, upfront fees allocated to the license when the license is transferred to the customer and the customer is able to use and benefit from the license. In assessing whether a promise or performance obligation is distinct from the other promises, the Group considers factors such as the research, development, manufacturing and commercialization capabilities of the collaboration partner and the availability of the associated expertise in the general marketplace. In addition, the Group considers whether the collaboration partner can benefit from a promise for its intended purpose without the receipt of the remaining promises, whether the value of the promise is dependent on the unsatisfied promises, whether there are other vendors that could provide the remaining promises, and whether it is separately identifiable from the remaining promises. For licenses that are combined with other promises, the Group utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue. The Group evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of progress and related revenue recognition. The measure of progress, and the resulting periods over which revenue should be recognized, are subject to estimates by management and may change over the course of the research, development and licensing arrangement. Such a change could have a material impact on the amount of revenue the Group records in future periods. Under the Group’s existing license and collaboration agreements, the Group has concluded that the transfer of control to the customer occurs over the time period that the research and development services are to be provided by the Group, and this cost-to-cost method is, in management’s judgment, the best measure of progress towards satisfying the performance obligation.

Milestone Payments

At the inception of each arrangement that includes potential research, development or regulatory milestone payments, the Group evaluates whether the milestones are considered likely to be met and estimates the amount to be considered for inclusion in the transaction price using the most-likely-amount method. If it is probable that a significant reversal in the amount of cumulative revenue recognized would not occur, the associated milestone payment value is included in the transaction price. For milestone payments due upon events that are not within the control of the Group or the licensee, such as regulatory approvals, the Group is not able to assert that it is likely that the regulatory approval will be granted and that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur until those approvals are received. In making this assessment, the Group evaluates factors such as the scientific, clinical, regulatory, commercial and other risks that must be overcome to achieve the particular milestone. There is considerable judgment involved in determining whether it is probable that a significant reversal in the amount of cumulative revenue recognized would not occur. At the end of each subsequent reporting period, the Group reevaluates the probability of achievement of all milestones subject to constraint and, if necessary, adjusts its estimate of the overall transaction price of the arrangement. Any such adjustments are recorded on a cumulative catch-up basis, which would affect the amounts of revenue and earnings in the period of adjustment.

Royalties

For arrangements that include sales-based royalties, including milestone payments due upon first commercial sales or based on a level of sales, that are the result of a customer-vendor relationship and for which the license is deemed to be the predominant item to which the royalties relate, the Group recognizes revenue at the later of (i) the occurrence of the related sales or (ii) the date upon which the performance obligation to which some or all of the royalty has been allocated has been satisfied or partially satisfied. To date, the Group has not recognized any royalty revenue from any of its licensing arrangements.

Manufacturing Supply Services: Arrangements that include a promise for future supply of drug substance or drug product for either clinical development or commercial supply at the customer’s discretion are generally considered options. The Group assesses if these options provide a material right to the licensee and, if so, they are accounted for as separate performance obligations. If the Group is entitled to additional payments when the customer exercises these options, any additional payments are recorded when the customer obtains control of the goods, which is upon delivery. To date, the Group has not yet entered into any manufacturing supply arrangements
Income Recognition for Government Grants

The Group generates income from government contracts that reimburse the Group for certain allowable costs for funded projects. For contracts with government agencies where the funding arrangement is considered central to the Group’s ongoing operations, the Group classifies the recognized funding received as other income.

Income from government grants is recognized as the qualifying expenses related to the contracts are incurred, provided that there is reasonable assurance of recoverability. If the government agency approves the project proposed by the Group, the government agency funds the project upon receipt of the support for the costs incurred up to the contract limit. Income recognized upon incurring qualifying expenses in advance of billing is recorded as accrued income, a component of other current assets, in the consolidated balance sheet.

Grant income is not recognized as deductions of research and development costs because the Group acts as the principal in conducting the research and development activities and these contracts are central to the ongoing operations. The funds received through these means are held as deferred income in the consolidated balance sheets and are released to the consolidated statement of operations and comprehensive (loss)/income as the underlying expenditure is incurred and to the extent the conditions of the grant are met. The related costs incurred by the Group are included in research and development expense in the Group’s consolidated statements of operations and comprehensive loss.

As a company that carries out extensive research and development activities, we seek to benefit from two UK R&D tax credit cash rebate regimes: Small and Medium Enterprise, or SME, Program and the Research and Development Expenditure Credit, or RDEC, Program. Qualifying expenditures largely comprise employment costs for research staff, consumables, a proportion of relevant, permitted sub-contract costs and certain internal overhead costs incurred as part of research projects for which we do not receive income. Tax credits related to the SME Program and RDEC are recorded as other operating income, as they are similar to grant income, in the consolidated statements of operations and other comprehensive (loss)/income. Under both schemes, the Group receives cash payments.

Business combinations		Business combinations Business combinations are accounted for under the acquisition method. Acquired assets and assumed liabilities are measured at their fair values at the acquisition date. The excess of the purchase price over the fair value of assets acquired and liabilities assumed is recorded as goodwill. Results of operations related to business combinations are included prospectively beginning with the date of acquisition and transaction costs related to business combinations are recorded within general and administrative expenses.
Goodwill
Goodwill

Goodwill represents the excess of the consideration transferred over the fair value of net assets of businesses acquired. Goodwill is assigned to reporting units and evaluated for impairment on at least an annual basis, or more frequently if impairment indicators exist, by first assessing qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Group concludes it is more likely than not that the fair value of a reporting unit is less than its carrying amount, a quantitative fair value test is performed. If the carrying value of a reporting unit is greater than its fair value, a goodwill impairment charge will be recorded for the difference (up to the carrying value of goodwill).

Intangible assets
Intangible assets

Intangibles assets include patents, licenses, option over non-financial assets and a research and development discovery platform ("Discuva Platform").

Patents, licenses, option over non-financial assets are initially recorded at fair value, assigned an estimated useful life, and amortized primarily on a straight-line basis over their estimated useful lives (see below). The Group periodically evaluates whether current facts or circumstances indicate that the carrying values of its acquired intangibles may not be recoverable. If such circumstances are determined to exist, an estimate of the undiscounted future cash flows of these assets, or appropriate asset groupings, is compared to the carrying value to determine whether an impairment exists. If the asset is determined to be impaired, the loss is measured based on the difference between the carrying value of the intangible asset and its fair value, which is determined based on the net present value of estimated future cash flows.
The intangible asset relating to the acquired Discuva Platform capitalized as part of the acquisition of Discuva Limited in December 2017 is a software based platform and is available for alternative use. As such, it is subject to amortization over the period of the relevant associated patents.
Other intangible assets are amortized in equal installments over their useful estimated lives as follows:

All patents (once filed)	Over the period of the relevant patents (assumed to be 20 years)
Software licenses	3-5 years
Option over non-financial assets	Over the period of the relevant agreement
Amortization of intangible assets is included as part of the research and development expense line shown on the face of the consolidated statement of operations and comprehensive income/(loss).

Property, plant and equipment
Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Cost comprises the purchase price plus any incidental costs of acquisition and commissioning.

Depreciation is calculated based on cost, less residual value, in equal annual installments over their estimated useful lives as follows. The residual value, if not insignificant, is reassessed annually.

Leasehold improvements	Over the period of the remaining lease
Laboratory equipment	2-10 years
Office and IT equipment	3-5 years
Depreciation is recognized as part of the general and administrative and research and development expense lines shown on the face of the consolidated statement of operations and comprehensive income/(loss).

Leases
Leases

The Group determines if an arrangement is a lease at inception. At the lease commencement date, we measure and recognize a lease liability and a right of use ("ROU") asset in the financial statements.

ROU assets represent the Group's right to use an underlying asset for the lease term, and the lease liabilities represent the Group's obligation to make lease payments arising from the lease. Lease liabilities are recognized based on the present value of the future lease payments over the lease term at commencement date. As most of the Group's’s leases do not provide an implicit rate, the Group uses its estimated incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. ROU asset is measured at the initial measurement of the lease liability, plus any lease payments made prior to the commencement date and any initial direct costs incurred, less any lease incentives received. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term, with variable lease payments recognized in the periods in which they are incurred.

The Group has lease agreements with lease and non-lease components. For all leases with non-lease components the Group accounts for the lease and non-lease components as a single lease component. Leases with an initial lease term of 12 months or less are not recorded on the balance sheet. The Group recognizes lease expense for its short-term leases on a straight-line basis over the lease term.

Financial liabilities on funding arrangements
Financial liabilities on funding arrangements
When entering into funding agreements with charitable and not for profit organizations, management is required to assess whether, based on the terms of the agreement, it can avoid a transfer of cash by settling using a non-financial obligation. Under U.S. GAAP, when such arrangements also give the counterparties rights over unexploited intellectual property, all or part of the funding agreement should be accounted for as a financial liability recognized in the balance sheet rather than as a charitable grant.
Financial liabilities are initially recognized at fair value using a discounted cash flow model with the difference between the fair value of the liability and the cash received considered to represent a charitable grant. The financial liabilities are subsequently measured at amortized cost using discounted cash flow models which calculate the risk adjusted net present values of estimated potential future cash flows for the relevant project. The financial liabilities are remeasured when there is a specific significant event that provides evidence of a significant change in the probability of successful development such as the completion of a phase of research or public reporting of significant interim data and changes in use or market for a product. The model is updated for changes in the clinical probability of success and other associated assumptions with the discount factor remaining unchanged within the model.
Research and development costs
Research and development costs
Research and development costs are expensed as incurred. Research and development expenses consist of costs incurred to discover, research and develop drug candidates, including personnel expenses, share-based compensation expense, allocated facility-related and depreciation expenses, third-party license fees and external costs of outside vendors engaged to conduct preclinical and clinical development activities and clinical trials as well as to manufacture clinical trial materials. Non - refundable prepayments for goods or services that will be used or rendered for future research and development activities are recorded as prepaid expenses. Such amounts are recognized as an expense as the goods are delivered or the related services are performed, or until it is no longer expected that the goods will be delivered, or the services rendered. Milestone and other payments made to third-parties with respect to in-process research and development, in accordance with the Group’s license, acquisition and other similar agreements are expensed when determined to be probable and estimable.

Research contract costs and accruals
Research Contract Costs and Accruals
The Group has entered into various research and development contracts with other companies. These agreements are generally cancellable, and related payments are recorded as research and development expenses as incurred. The Group records accruals for estimated ongoing research costs. When evaluating the adequacy of the accrued liabilities, the Group analyzes progress of the studies, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates are made in determining the accrued balances at the end of any reporting period. Actual results could differ from the Group’s estimates. The Group’s historical accrual estimates have not been materially different from the actual costs.

Share-based payments
Share-based payments
The Group measures and recognizes compensation expense for all stock option and restricted stock unit awards based on the estimated fair value of the award on the grant date. The Group uses the Black-Scholes option pricing model to estimate the fair value of stock option awards. The fair value is recognized as expense, over the requisite service period, which is generally the vesting period of the respective award, on a straight-line basis for each separately vesting portion of the award when the only condition to vesting is continued service. If vesting is subject to a market or performance condition, recognition is based on the derived service period of the award. Expense for awards with performance conditions is estimated and adjusted on a quarterly basis based upon the assessment of the probability that the performance condition will be met. Use of the Black-Scholes option-pricing model requires management to apply judgment under highly subjective assumptions. These assumptions include:
•Expected term—The expected term represents the period that the stock-based awards are expected to be outstanding and is based on the average period the stock options are expected to be outstanding and was based on our historical information of the options exercise patterns and post-vesting termination behavior.
•Expected volatility—The expected volatility was calculated based on historical volatility since its IPO.
•Risk-free interest rate—The risk-free interest rate is based on the United States Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of option.
•Expected dividend—The Group has no plans to pay dividends on its common stock. Therefore, the Group used an expected dividend yield of zero.
The Group accounts for forfeitures of share-based awards when they occur. Stock option and restricted stock unit awards have been granted at fair value to nonemployees, in connection with research and consulting services provided to the Group, and to employees, in connection with Stock Purchase and Restriction Agreements. Equity awards generally vest over terms of three or four years.
Income taxes
Income taxes
The provision for income taxes is determined using the asset and liability approach. Tax laws may require items to be included in tax filings at different times than the items are reflected in the financial statements. A current asset or liability is recognized for the estimated taxes receivable or payable for the current year. Deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. Deferred taxes are initially recognized at enacted tax rates in force at the time of initial recognition and are subsequently adjusted for any enacted changes in tax rates and tax laws. Subsequent changes to deferred taxes originally recognized in equity are recognized in income. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. We have recorded a full valuation allowance against the deferred tax assets.

Concentration of credit risk
Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of short-term cash deposits and accounts receivable. Cash is held at a variety of financial institutions with strong credit ratings; these cash deposits typically bore minimal credit risk in the year.
Cash balances maintained during the year have been principally held with reputable U.K.-based and U.S.-based banks and building societies. The Group does not believe that this constituted a major credit risk.
Financial instruments
Financial instruments

Pursuant to ASC 820, Fair Value Measurements and Disclosures and ASC 825, Financial Instruments, an entity is required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 and 825 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 and 825 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1
Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets: quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3
Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Warrants
Warrants

Warrants issued by the Group are recognized and classified as equity when, upon exercise, the Group would issue a fixed amount of its own equity instruments (common stock) in exchange for a fixed amount of cash or another financial asset.

Consideration received, net of incremental costs directly attributable to the issue of such new warrants, is shown in equity. Such warrants are not remeasured at fair value in subsequent reporting periods.
Warrants issued in which external services are received as consideration for equity instruments of the company should be measured at the fair value of the goods or services received. Only if the fair value of the services cannot be measured reliably would the fair value of the equity instruments granted be used. The fair value for the warrants is calculated using the Black-Scholes formula and charged to the Consolidated Statement of Comprehensive Income on a straight-line basis over the period of the consulting services. If the services are terminated prior to the end of the consultancy agreement, the warrants cease vesting and any unvested portion of the warrants will lapse immediately.
Recently adopted accounting standards and recent accounting standards not yet adopted
Recently adopted accounting standards

In February 2016, the Financial Accounting Standards Board (“FASB”) issued new guidance on the measurement of current expected credit losses (“CECL”) on financial instruments. The new guidance has replaced the incurred loss methodology of recognizing credit losses on financial instruments with a methodology that estimates the expected credit loss on financial instruments and reflects the net amount expected to be collected on the financial instrument. The Group adopted this change in accounting principle as of January 1, 2020 using the modified retrospective method. Accordingly, financial information for periods prior to the date of initial application has not been adjusted.

The adoption of the new CECL guidance had no material impact on the Group.

Additional new accounting guidance became effective for the Group as of January 1, 2020 that the Group reviewed and concluded was either not applicable to its operations or had no material effect on its Consolidated Financial Statements in the current or future fiscal years.

Recent accounting standards not yet adopted

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740), Simplifying the Accounting for Income Taxes. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The amendments in this ASU are intended to simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments are also intended to improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The Group is currently in the process of evaluating the impact of this ASU on the Group’s consolidated financial statements.
The Group reviewed all other newly issued accounting pronouncements and concluded that they either are not applicable to the Group's operations or that no material effect is expected on the Group's Consolidated Financial Statements when adoption is required in the future
Recently adopted accounting standards
In February 2016, the Financial Accounting Standards Board ("FASB") issued new accounting guidance for the accounting and reporting of leases (ASU 2016-02) and subsequently issued several updates to the new guidance (ASC 842 or new leasing guidance). The new leasing guidance requires that lessees recognize a right-of-use asset and a lease liability for each of its leases (other than leases that meet the definition of a short-term lease). Leases are classified as either operating or finance. Operating leases result in straight-line expense in the income statement (similar to previous operating leases), while finance leases result in more expense being recognized in the earlier years of the lease term (similar to previous capital leases).

Under ASC 842, all leases are required to be recorded on the balance sheet and are classified as either operating leases or finance leases. The lease classification affects the expense recognition in the income statement. Operating lease charges are recorded entirely in operating expenses. Finance lease charges are split, where amortization of the right-of-use asset is recorded in operating expenses and an implied interest component is recorded in interest expense. The expense recognition for operating leases and finance leases under ASC 842 is substantially consistent with ASC 840.

The Group adopted this new standard effective February 1, 2018, as required, using the modified retrospective transition approach implemented as of the earliest period presented and through comparative periods in the Group's financial statements. Under this method, the Group has adjusted its results for the years ended January 31, 2018, and 2019, and applicable interim periods, and elected available practical expedients. The Group has assessed the effect of adoption of this standard as it relates to its leased properties in Oxford and Cambridge, U.K., and has concluded that any other contracts are not within the scope of ASC 842 .
The adoption of this standard had a material impact on the consolidated balance sheets due to the recognition right-of-use assets (“ROU assets”) and lease liabilities, but an immaterial impact on the Group’s consolidated statements of operation and comprehensive income/loss, consolidated statement of stockholders' equity (deficit), and consolidated statements of cash flows. Upon adoption, the Group recognized $1.8 million of ROU assets and corresponding lease liability. The ROU asset balance was adjusted by the reclassification of pre-existing prepaid expenses of $0.1 million and other deferred rent balance of $0.2 million, respectively

Recent accounting standards not yet adopted

In June 2016, the FASB issued ASU 2016-13: Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This update introduces the current expected credit loss ("CECL") model. Under this model, on initial recognition and at each reporting period, an entity will be required to recognize an allowance that reflects the entity’s current estimate of credit losses expected to be incurred over the life of the financial instrument. This update will be effective for the Group for fiscal years beginning on January 1, 2020. The adoption of this update will not have a material impact on the Group’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. This update will be effective for the Group for fiscal years beginning on January 1, 2020. The adoption of this update will not have a material impact on the Group’s consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740), Simplifying the Accounting for Income Taxes. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The amendments in this ASU are intended to simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments are also intended to improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The Group is currently in the process of evaluating the impact of this ASU on the Group’s consolidated financial statements.
Other recent authoritative guidance issued by the FASB (including technical corrections to the FASB ASC), the American Institute of Certified Public Accountants, and the SEC did not, or are not expected to have a material impact on the Group's consolidated financial statements